Equity - Additional Information (Detail) - USD ($)		1 Months Ended			3 Months Ended
	Dec. 31, 2015	Feb. 28, 2016	Sep. 30, 2015	Nov. 30, 2014	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2015	Dec. 31, 2016
Disclosure of equity [line items]
Dividend payable annual percentage		40.00%
Dividends payable per share					$ 0.87	$ 0.75	$ 0.75	$ 0.51	$ 0.51
Treasury stock [member]
Disclosure of equity [line items]
Share repurchase program authorized amount				$ 250,000,000
Number of shares repurchase program										167,650
Share repurchase program period value										$ 17,900,000
Accelerated share repurchase [member] | Citibank one [member]
Disclosure of equity [line items]
Number of shares repurchase program	1,960,250
Share repurchase program period value			$ 100,000,000
Stock repurchase program maturity period			3 months
Share repurchase program settlement amount per share	$ 51.01
Class A common stock [member]
Disclosure of equity [line items]
Common stock, shares authorised					80,000,000
Common stock, shares issued					33,816,276	33,776,480
Common stock, shares outstanding	31,017,102				31,257,686	31,185,641					31,112,356
Class B common stock [member]
Disclosure of equity [line items]
Common stock, shares authorised					80,000,000
Common stock, shares issued					10,938,125	10,938,125
Common stock, shares outstanding	10,938,125				10,938,125	10,938,125					10,938,125
Class C common stock [member]
Disclosure of equity [line items]
Common stock, shares authorised					80,000,000
Common stock, shares outstanding					0	0